Provisions - Schedule of provision for tax, civil and labor risks (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision for tax, civil and labor risks
Disclosure of other provisions [line items]
Probable loss	R$ 558,982	R$ 155,814
Possible loss	369,558	312,511
Tax
Disclosure of other provisions [line items]
Probable loss	218,051	2,858
Possible loss	217,470	154,640
Tax | Tax claims
Disclosure of other provisions [line items]
Possible loss	R$ 196,048	134,820
Additional charges rate in tax claims	1.00%
Civil
Disclosure of other provisions [line items]
Probable loss	R$ 69,326	104,915
Possible loss	44,661	43,347
Labor
Disclosure of other provisions [line items]
Probable loss	52,121	48,041
Possible loss	107,427	114,524
Labor | Labor lawsuit
Disclosure of other provisions [line items]
Possible loss	66,000
Others [Member]
Disclosure of other provisions [line items]
Probable loss	219,484	0
Possible loss	R$ 0	R$ 0